Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,143	$ 58
Other receivables	84	19
Prepaid expenses	28	6
Total current assets	2,255	83
Non current assets
Long term deposits	0	52
Intangible assets, net	386	0
Total non current assets	386	52
TOTAL ASSETS	2,641	135
Current liabilities
Trade payables	455	420
Accrued liabilities	1,902	855
Deferred revenue	0	909
Total current liabilities	2,532	2,361
TOTAL LIABILITIES	2,532	2,361
COMMITMENTS AND CONTINGENCIES (Note 8)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred shares, $0.00001 par value: 30,000,000 shares authorized; 2,374,219 and 16,116,957 issued and outstanding at June 30, 2024 and December 31, 2023, respectively	0	0
Common shares, $0.00001 par value: 2,470,000,000 shares authorized; 49,948,710 and 35,369,877 issued and outstanding at June 30, 2024 and December 31, 2023, respectively	0	0
Additional paid-in capital	76,733	71,795
Accumulated deficit	(76,624)	(74,021)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	109	(2,226)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	2,641	135
Related Party [Member]
Current liabilities
Related party payable	$ 175	$ 177